UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21731

Nuveen Equity Premium Advantage Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Advantage Fund (JLA)
September 30, 2009

Shares	Description (1)	Value
	Common Stocks – 101.0%
	Aerospace & Defense – 1.3%
28,265	Boeing Company	$ 1,530,550
33,749	Honeywell International Inc.	1,253,775
28,545	United Technologies Corporation	1,739,247
	Total Aerospace & Defense	4,523,572
	Air Freight & Logistics – 0.7%
44,697	United Parcel Service, Inc., Class B	2,524,040
	Airlines – 0.3%
25,270	Delta Air Lines, Inc., (2)	226,419
27,885	Lan Airlines S.A., Sponsored ADR	367,524
49,213	Southwest Airlines Co.	472,445
	Total Airlines	1,066,388
	Auto Components – 0.4%
9,896	American Axle and Manufacturing Holdings Inc.	70,064
30,566	Cooper Tire & Rubber	537,350
61,781	Gentex Corporation	874,201
	Total Auto Components	1,481,615
	Automobiles – 0.3%
119,221	Ford Motor Company, (2)	859,583
14,231	Harley-Davidson, Inc.	327,313
	Total Automobiles	1,186,896
	Beverages – 1.1%
38,620	Coca-Cola Company	2,073,894
30,352	PepsiCo, Inc.	1,780,448
	Total Beverages	3,854,342
	Biotechnology – 5.4%
79,592	Amgen Inc., (2)	4,793,826
70,899	Celgene Corporation, (2)	3,963,254
13,300	Cephalon, Inc., (2)	774,592
53,244	Genzyme Corporation, (2)	3,020,532
125,499	Gilead Sciences, Inc., (2)	5,845,743
	Total Biotechnology	18,397,947
	Capital Markets – 1.6%
27,074	Bank of New York Company, Inc.	784,875
48,261	Charles Schwab Corporation	924,198
9,607	Goldman Sachs Group, Inc.	1,771,050
34,070	Morgan Stanley	1,052,082
26,451	Waddell & Reed Financial, Inc., Class A	752,531
	Total Capital Markets	5,284,736
	Chemicals – 1.1%
33,806	Dow Chemical Company	881,322
41,940	E.I. Du Pont de Nemours and Company	1,347,952
18,258	Monsanto Company	1,413,169
	Total Chemicals	3,642,443
	Commercial Banks – 1.2%
31,331	FirstMerit Corporation	596,229
15,775	Lloyds TSB Group PLC, Sponsored ADR, (2)	105,219
7,538	Toronto-Dominion Bank	485,824
63,404	U.S. Bancorp	1,386,011
57,557	Wells Fargo & Company	1,621,956
	Total Commercial Banks	4,195,239
	Commercial Services & Supplies – 0.5%
29,414	Covanta Holding Corporation, (2)	500,038
16,228	Deluxe Corporation	277,499
15,639	Pitney Bowes Inc.	388,629
29,354	R.R. Donnelley & Sons Company	624,066
	Total Commercial Services & Supplies	1,790,232
	Communications Equipment – 7.7%
371,415	Cisco Systems, Inc., (2)	8,743,109
33,878	Comverse Technology, Inc., (2)	296,433
16,764	Harris Corporation	630,326
6,820	Harris Stratex Networks, Inc., (2)	47,740
254,903	QUALCOMM, Inc.	11,465,537
70,797	Research In Motion Limited, (2)	4,782,337
	Total Communications Equipment	25,965,482
	Computers & Peripherals – 10.9%
160,390	Apple, Inc., (2)	29,731,493
48,281	EMC Corporation, (2)	822,708
63,909	Hewlett-Packard Company	3,017,144
26,127	International Business Machines Corporation (IBM)	3,125,050
41,328	Sun Microsystems Inc., (2)	375,672
	Total Computers & Peripherals	37,072,067
	Consumer Finance – 0.3%
19,600	American Express Company	664,440
23,560	SLM Corporation, (2)	205,443
	Total Consumer Finance	869,883
	Containers & Packaging – 0.2%
23,738	Packaging Corp. of America	484,255
9,681	Sonoco Products Company	266,615
	Total Containers & Packaging	750,870
	Distributors – 0.1%
9,314	Genuine Parts Company	354,491
	Diversified Consumer Services – 0.4%
7,119	ITT Educational Services, Inc., (2)	786,009
63,150	Service Corporation International	442,682
	Total Diversified Consumer Services	1,228,691
	Diversified Financial Services – 2.2%
130,976	Bank of America Corporation	2,216,114
3,462	CME Group, Inc.	1,066,954
88,019	JPMorgan Chase & Co.	3,856,993
19,887	Moody’s Corporation	406,888
	Total Diversified Financial Services	7,546,949
	Diversified Telecommunication Services – 1.8%
145,045	AT&T Inc.	3,917,665
28,334	Chunghwa Telecom Co., Ltd, Sponsored ADR	511,145
64,132	Frontier Communications Corporation	483,555
20,000	IBasis, Inc., (2)	42,400
40,711	Verizon Communications Inc.	1,232,322
	Total Diversified Telecommunication Services	6,187,087
	Electric Utilities – 0.8%
66,063	Duke Energy Corporation	1,039,832
48,358	Great Plains Energy Incorporated	868,026
27,860	Pinnacle West Capital Corporation	914,365
	Total Electric Utilities	2,822,223
	Electrical Equipment – 1.3%
22,160	Cooper Industries, Ltd., Class A	832,551
35,482	Emerson Electric Company	1,422,119
11,238	Hubbell Incorporated, Class B	471,996
14,662	Rockwell Automation, Inc.	624,601
13,312	Roper Industries Inc.	678,646
12,211	SunPower Corporation, (2)	308,084
	Total Electrical Equipment	4,337,997
	Electronic Equipment & Instruments – 0.7%
18,994	Agilent Technologies, Inc., (2)	528,603
25,113	Amphenol Corporation, Class A	946,258
56,514	Corning Incorporated	865,229
	Total Electronic Equipment & Instruments	2,340,090
	Energy Equipment & Services – 1.4%
29,580	Cooper Cameron Corporation, (2)	1,118,716
11,464	Diamond Offshore Drilling, Inc.	1,095,041
52,485	Halliburton Company	1,423,393
34,517	Smith International, Inc.	990,638
	Total Energy Equipment & Services	4,627,788
	Food & Staples Retailing – 1.6%
46,728	CVS Caremark Corporation	1,670,059
24,085	Kroger Co.	497,114
23,034	SUPERVALU INC.	346,892
33,608	Walgreen Co.	1,259,292
35,418	Wal-Mart Stores, Inc.	1,738,670
	Total Food & Staples Retailing	5,512,027
	Food Products – 0.7%
19,903	Archer-Daniels-Midland Company	581,566
42,656	Kraft Foods Inc.	1,120,573
64,568	Sara Lee Corporation	719,288
	Total Food Products	2,421,427
	Gas Utilities – 0.6%
40,189	Nicor Inc.	1,470,516
26,900	Piedmont Natural Gas Company	643,986
	Total Gas Utilities	2,114,502
	Health Care Equipment & Supplies – 2.0%
35,925	Accuray, Inc., (2)	233,513
16,779	Baxter International, Inc.	956,571
58,519	Boston Scientific Corporation, (2)	619,716
9,327	CareFusion Corporation, (2)	203,329
37,662	ev3, Inc., (2)	463,619
12,334	Hill Rom Holdings Inc.	268,635
6,988	Intuitive Surgical, Inc., (2)	1,832,603
26,529	Medtronic, Inc.	976,267
17,705	Saint Jude Medical Inc., (2)	690,672
12,127	Zimmer Holdings, Inc., (2)	648,188
	Total Health Care Equipment & Supplies	6,893,113
	Health Care Providers & Services – 1.7%
13,759	Brookdale Senior Living Inc.	249,451
18,655	Cardinal Health, Inc.	499,954
23,961	Lincare Holdings, (2)	748,781
22,698	Medco Health Solutions, Inc., (2)	1,255,426
10,900	Omnicare, Inc.	245,468
82,800	Tenet Healthcare Corporation, (2)	486,864
33,549	UnitedHealth Group Incorporated	840,067
10,053	Universal Health Services, Inc., Class B	622,582
19,990	Wellpoint Inc., (2)	946,726
	Total Health Care Providers & Services	5,895,319
	Hotels, Restaurants & Leisure – 2.3%
18,176	Carnival Corporation	604,897
29,399	International Game Technology	631,491
10,272	Interval Leisure Group Inc., (2)	128,195
15,241	McDonald’s Corporation	869,804
157,583	Starbucks Corporation, (2)	3,254,089
35,942	Starwood Hotels & Resorts Worldwide, Inc.	1,187,164
19,573	Tim Hortons Inc.	553,916
84,855	Wendy’s International, Inc.	401,364
	Total Hotels, Restaurants & Leisure	7,630,920
	Household Durables – 0.4%
18,379	KB Home	305,275
39,336	Newell Rubbermaid Inc.	617,182
4,844	Whirlpool Corporation	338,886
	Total Household Durables	1,261,343
	Household Products – 1.0%
59,804	Procter & Gamble Company	3,463,848
	Industrial Conglomerates – 1.3%
11,920	3M Co.	879,696
215,551	General Electric Company	3,539,347
	Total Industrial Conglomerates	4,419,043
	Insurance – 1.0%
16,791	AFLAC Incorporated	717,647
26,516	Fidelity National Title Group Inc., Class A	399,861
26,440	Marsh & McLennan Companies, Inc.	653,861
13,767	Prudential Financial, Inc.	687,111
20,523	Travelers Companies, Inc.	1,010,347
	Total Insurance	3,468,827
	Internet & Catalog Retail – 1.3%
43,303	Amazon.com, Inc., (2)	4,042,768
10,272	Hosting Site Network, Inc., (2)	167,228
8,768	Ticketmaster Online-Citysearch, Inc., (2)	102,498
	Total Internet & Catalog Retail	4,312,494
	Internet Software & Services – 5.4%
41,279	Akamai Technologies, Inc., (2)	812,371
155,584	eBay Inc., (2)	3,673,338
22,002	Google Inc., Class A, (2)	10,909,692
20,317	IAC/InterActiveCorp., (2)	410,200
43,598	United Online, Inc.	350,528
119,633	Yahoo! Inc., (2)	2,130,664
	Total Internet Software & Services	18,286,793
	IT Services – 2.1%
63,955	Automatic Data Processing, Inc.	2,513,432
23,982	Fidelity National Information Services	611,781
8,016	Global Payments Inc.	374,347
25,383	Infosys Technologies Limited, Sponsored ADR	1,230,822
9,286	Lender Processing Services Inc.	354,447
65,765	Paychex, Inc.	1,910,473
2,370	Visa Inc.	163,791
	Total IT Services	7,159,093
	Life Sciences Tools & Services – 0.6%
40,283	Life Technologies Corporation, (2)	1,875,174
	Machinery – 1.6%
28,868	Caterpillar Inc.	1,481,794
7,373	Danaher Corporation	496,350
18,905	Deere & Company	811,403
14,812	Eaton Corporation	838,211
26,873	Graco Inc.	748,951
15,335	SPX Corporation	939,575
	Total Machinery	5,316,284
	Media – 3.6%
19,588	CBS Corporation, Class B	236,035
198,791	Comcast Corporation, Special Class A	3,196,559
116,553	DIRECTV Group, Inc., (2)	3,214,532
28,692	Liberty Media Corporation, Entertainment Tracking Shares, Class A, (2)	892,608
89,100	News Corporation, Class A	1,068,309
51,500	News Corporation, Class B	720,485
22,763	Omnicom Group, Inc.	840,865
18,377	Regal Entertainment Group, Class A	226,405
4,206	Time Warner Cable, Class A, (2)	181,237
19,652	Time Warner Inc.	565,585
39,358	Walt Disney Company	1,080,771
	Total Media	12,223,391
	Metals & Mining – 0.8%
13,175	AngloGold Ashanti Limited, Sponsored ADR	537,013
39,213	Companhia Siderurgica Nacional S.A., Sponsored ADR	1,199,918
34,953	Southern Copper Corporation	1,072,708
	Total Metals & Mining	2,809,639
	Multiline Retail – 1.3%
10,735	Family Dollar Stores, Inc.	283,404
26,043	Federated Department Stores, Inc.	476,326
16,404	J.C. Penney Company, Inc.	553,635
12,477	Kohl’s Corporation, (2)	711,813
21,669	Sears Holding Corporation, (2)	1,415,202
23,548	Target Corporation	1,099,221
	Total Multiline Retail	4,539,601
	Multi-Utilities – 0.6%
20,595	Integrys Energy Group, Inc.	739,155
35,127	OGE Energy Corp.	1,162,001
	Total Multi-Utilities	1,901,156
	Oil, Gas & Consumable Fuels – 4.7%
3,301	BP PLC, Sponsored ADR	175,712
61,528	Chevron Corporation	4,333,417
48,990	ConocoPhillips	2,212,388
32,307	Delta Petroleum Corporation, (2)	56,537
104,850	Exxon Mobil Corporation	7,193,759
3,531	Royal Dutch Shell PLC, Class A, Sponsored ADR	201,938
41,765	XTO Energy, Inc.	1,725,730
	Total Oil, Gas & Consumable Fuels	15,899,481
	Paper & Forest Products – 0.2%
25,531	International Paper Company	567,554
	Pharmaceuticals – 4.9%
35,398	Abbott Laboratories	1,751,139
11,443	Allergan, Inc.	649,505
59,127	Bristol-Myers Squibb Company	1,331,540
31,526	Eli Lilly and Company	1,041,304
23,799	Forest Laboratories, Inc., (2)	700,643
17,456	GlaxoSmithKline PLC, Sponsored ADR	689,687
48,196	Johnson & Johnson	2,934,654
64,907	Merck & Co. Inc.	2,053,008
3,434	Novartis AG, Sponsored ADR	173,005
166,240	Pfizer Inc.	2,751,272
39,983	Schering-Plough Corporation	1,129,520
26,292	Wyeth	1,277,265
	Total Pharmaceuticals	16,482,542
	Professional Services – 0.6%
17,552	Manpower Inc.	995,374
23,853	Resources Connection, Inc., (2)	406,932
30,314	Robert Half International Inc.	758,456
	Total Professional Services	2,160,762
	Real Estate Investment Trust – 0.8%
18,413	Apartment Investment & Management Company, Class A	271,592
72,400	DCT Industrial Trust Inc.	369,964
693	Developers Diversified Realty Corporation	6,403
31,354	Nationwide Health Properties, Inc.	971,660
41,126	Senior Housing Properties Trust	785,918
34,858	U-Store-It Trust	217,863
	Total Real Estate Investment Trust	2,623,400
	Road & Rail – 0.5%
20,111	Burlington Northern Santa Fe Corporation	1,605,461
	Semiconductors & Equipment – 5.5%
58,540	Advanced Micro Devices, Inc., (2)	331,336
62,568	Altera Corporation	1,283,270
8,438	Analog Devices, Inc.	232,720
103,433	Applied Materials, Inc.	1,386,002
93,518	Atmel Corporation, (2)	391,840
56,328	Broadcom Corporation, Class A, (2)	1,728,706
1,213	Cymer, Inc., (2)	47,137
26,308	Cypress Semiconductor Corporation, (2)	271,762
28,948	Fairchild Semiconductor International Inc., Class A, (2)	296,138
34,489	Integrated Device Technology, Inc., (2)	233,146
332,933	Intel Corporation	6,515,499
4,510	Intersil Holding Corporation, Class A	69,048
51,703	Linear Technology Corporation	1,428,554
95,908	LSI Logic Corporation, (2)	526,535
15,600	MEMC Electronic Materials, (2)	259,428
32,890	National Semiconductor Corporation	469,340
5,618	Novellus Systems, Inc., (2)	117,866
90,484	NVIDIA Corporation, (2)	1,359,975
46,578	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR	510,495
23,367	Texas Instruments Incorporated	553,564
15,815	Varian Semiconductor Equipment Associate, (2)	519,365
	Total Semiconductors & Equipment	18,531,726
	Software – 9.1%
198,754	Activision Blizzard Inc., (2)	2,462,562
91,311	Adobe Systems Incorporated, (2)	3,016,915
47,345	Autodesk, Inc., (2)	1,126,811
86,697	CA Inc.	1,906,467
33,659	Cadence Design Systems, Inc., (2)	247,057
60,383	Electronic Arts Inc. (EA), (2)	1,150,296
13,847	McAfee Inc., (2)	606,360
497,044	Microsoft Corporation	12,868,469
342,967	Oracle Corporation	7,147,432
6,664	SAP AG, Sponsored ADR	325,670
	Total Software	30,858,039
	Specialty Retail – 1.8%
20,968	Best Buy Co., Inc.	786,719
25,619	Gap, Inc.	548,247
51,340	Home Depot, Inc.	1,367,698
39,874	Limited Brands, Inc.	677,459
44,617	Lowe’s Companies, Inc.	934,280
18,535	TJX Companies, Inc.	688,575
36,106	Urban Outfitters, Inc., (2)	1,089,318
	Total Specialty Retail	6,092,296
	Textiles, Apparel & Luxury Goods – 0.1%
13,280	Coach, Inc.	437,178
	Thrifts & Mortgage Finance – 0.0%
2,762	Capitol Federal Financial	90,925
1,712	Tree.com Inc., (2)	12,926
	Total Thrifts & Mortgage Finance	103,851
	Tobacco – 0.8%
44,792	Altria Group, Inc.	797,746
41,164	Philip Morris International	2,006,333
	Total Tobacco	2,804,079
	Wireless Telecommunication Services – 0.4%
20,311	China Mobile Hong Kong Limited, Sponsored ADR	997,473
11,357	Vodafone Group PLC, Sponsored ADR	255,533
	Total Wireless Telecommunication Services	1,253,006
	Total Common Stocks (cost $302,506,845)	342,974,437

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 6.9%
$ 23,494	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/09, repurchase price $23,494,103, collateralized by $24,210,000 U.S. Treasury Notes, 2.625%, due 2/29/16, value $23,967,900	0.010%	10/01/09		$ 23,494,096
	Total Short-Term Investments (cost $23,494,096)				23,494,096
	Total Investments (cost $326,000,941) – 107.9%				366,468,533

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value
	Call Options Written – (5.8)% (4)
(649)	Mini-NDX 100 Index	$ (10,221,750)	10/17/09	$ 157.5	$ (965,388)
(676)	Mini-NDX 100 Index	(10,816,000)	10/17/09	160.0	(848,380)
(687)	Mini-NDX 100 Index	(10,992,000)	11/21/09	160.0	(984,127)
(1,140)	Mini-NDX 100 Index	(18,810,000)	11/21/09	165.0	(1,197,000)
(516)	Mini-NDX 100 Index	(8,643,000)	12/19/09	167.5	(527,610)
(926)	Mini-NDX 100 Index	(15,742,000)	12/19/09	170.0	(803,305)
(62)	NASDAQ 100 Index	(9,765,000)	10/17/09	1,575	(923,180)
(106)	NASDAQ 100 Index	(16,960,000)	10/17/09	1,600	(1,331,360)
(68)	NASDAQ 100 Index	(10,880,000)	11/21/09	1,600	(974,440)
(201)	NASDAQ 100 Index	(33,165,000)	11/21/09	1,650	(2,109,495)
(62)	NASDAQ 100 Index	(10,385,000)	12/19/09	1,675	(632,710)
(34)	NASDAQ 100 Index	(5,780,000)	12/19/09	1,700	(294,270)
(208)	S&P 500 Index	(20,280,000)	10/17/09	975	(1,756,560)
(208)	S&P 500 Index	(20,800,000)	10/17/09	1,000	(1,283,360)
(218)	S&P 500 Index	(22,345,000)	10/17/09	1,025	(891,620)
(169)	S&P 500 Index	(17,745,000)	10/17/09	1,050	(396,305)
(183)	S&P 500 Index	(18,757,500)	11/21/09	1,025	(993,690)
(449)	S&P 500 Index	(47,145,000)	11/21/09	1,050	(1,719,670)
(169)	S&P 500 Index	(17,322,500)	12/19/09	1,025	(1,061,320)
(6,731)	Total Call Options Written (premiums received $16,024,727)	(326,554,750)			(19,693,790)
	Other Assets Less Liabilities – (2.1)%				(7,130,813)
	Net Assets – 100%				$ 339,643,930

Fair Value Measurements

In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of September 30, 2009:

		Level 1	Level 2	Level 3	Total
	Investments:
	Common Stocks	$342,974,437	$ –	$ –	$342,974,437
	Short-Term Investments	23,494,096	–	–	23,494,096
	Call Options Written	(19,693,790)	–	–	(19,693,790)
	Total	$346,774,743	$ –	$ –	$346,774,743
Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted amendments to authoratative guidance under GAAP on disclosures about derivative instruments and hedging activities.  This guidance is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund's financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, under this guidance they are considered to be non-hedge transactions for financial reporting purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of September 30, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$19,693,790
Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2009, the cost of investments (excluding call options written) was $326,000,944.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding call options written) at September 30, 2009, were as follows:

Gross unrealized:
Appreciation					$ 66,423,073
Depreciation					(25,955,484)

Net unrealized appreciation (depreciation) of investments					$ 40,467,589

	(1)		All percentages in the Portfolio of Investments are based on net assets.
	(2)		Non-income producing; issuer has not declared a dividend within the past twelve months.
	(3)		For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
	(4)		The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.
	ADR		American Depositary Receipt.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Advantage Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 27, 2009

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 27, 2009

*                      Print the name and title of each signing officer under his or her signature.